Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note  10. Debt
The following table summarizes outstanding debt balances as of December 31, 2021 and 2020 (in thousands):

Instrument	Date of Issuance	Maturity Date	Effective interest rate	December 31, 2021	December 31, 2020
Investor Loan Notes	September 2018 to December 2019	April 2021	10%	$—	$82,631
Genius Sports Italy Srl Mortgage	December 2010	December 2025	1%	88	116
Related party loan	December 2020	April 2021	4%	—	10,248

				$88	$92,995
Less current portion of debt				(23)	(10,272)

Non-current portion of debt				$65	$82,723

Investor Loan Notes
On September 7, 2018, the Company issued to Maven TopHoldings SARL, a subsidiary of a fund advised by Apax and other shareholders $56.2 million aggregate principal amount of unsecured investor loan notes with interest of 10% per annum and $5.2 million aggregate principal amount of unsecured manager loan notes with interest at 10% per annum (collectively the “Investor Loan Notes”). During September and December 2019, supplemental deeds to the Investor Loan Notes were entered into by the Company, providing for the issuance of additional Investor Loan Notes with an aggregate principal amount of $1.4 million. See Note 20 –
Related Party Transactions
. The Company repaid the Investor Loan Notes in full upon the consummation of the Merger.
Genius Sports Italy Srl Mortgage
On December 1, 2010, Genius Sports entered into a loan agreement in Euros for the equivalent of $0.3 million to be paid in accordance with the quarterly floating rate amortization schedule over the course of the loan.
Related Party Loan
On December 8, 2020, certain investment funds affiliated with Apax entered into a loan agreement with a subsidiary of the Company (the “Related Party Loan”) for an aggregate amount of $10.0 million in order to fund cash consideration payable with respect to acquisition of business, properties or assets, as well as to fund general corporate expenses, including working capital. The Related Party Loan carries an interest rate of 4.00% per annum. See Note 20 –
Related Party Transactions
. The Company repaid the Related Party Loan in full upon the consummation of the Merger.
Secured Overdraft Facility
The Company has access to short-term borrowings and lines of credit. The Company’s main facility is a secured overdraft facility with Barclays Bank PLC, which incurs a variable interest rate of 4.00% over the Bank of England rate. As of December 31, 2021 and 2020, the Company had no outstanding borrowings under its lines of credit.
As of December 31, 2021 and 2020, the Company was in compliance with all applicable covenants related to its indebtedness.
Interest Expense
Interest expense was $3.4 million, $8.0 million and $6.9 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Debt Maturities
Expected future payments for all borrowings as of December 31, 2021 are as follows:

Fiscal Period:	(in thousands)

2022	$23
2023	22
2024	23
2025	20
2026	—
Thereafter	—

Total payment outstanding	$88